Earnings per share - Basic Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit from operations attributable to equity holders of the parent	$ 92,340	$ 226,291	$ 108,138
Weighted average number of shares in issue (shares)	102,604	107,092	110,079
Basic earnings / (loss) per share from operations (USD per share)	$ 0.900	$ 2.113	$ 0.982